Derivative instruments - Impact of Derivative Instruments on the Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Asset derivatives fair value
Total derivatives fair value	$ 9,793	$ 12,191
Effect of master netting agreements	(6,973)	(8,346)
Fair value after effect of master netting agreements	2,820	3,845
Liability derivatives fair value
Total derivatives fair value	9,759	12,650
Effect of master netting agreements	(6,335)	(7,845)
Fair value after effect of master netting agreements	3,424	4,805
Derivative asset, collateral, obligation to return cash, offset	1,424	1,552
Derivative liability, collateral, right to reclaim cash, offset	786	1,051
Interest rate contracts
Asset derivatives fair value
Effect of master netting agreements	(1,424)	(1,952)
Liability derivatives fair value
Effect of master netting agreements	(2,028)	(2,348)
Foreign exchange contracts
Asset derivatives fair value
Effect of master netting agreements	(5,501)	(6,392)
Liability derivatives fair value
Effect of master netting agreements	(4,111)	(5,484)
Equity contracts
Asset derivatives fair value
Effect of master netting agreements	(48)	(2)
Liability derivatives fair value
Effect of master netting agreements	(196)	(13)
Designated as hedging
Asset derivatives fair value
Total derivatives fair value	206	19
Liability derivatives fair value
Total derivatives fair value	493	1,107
Designated as hedging | Interest rate contracts
Notional value
Notional amount of hedge	46,717	31,360
Asset derivatives fair value
Total derivatives fair value	0	0
Liability derivatives fair value
Total derivatives fair value	453	666
Designated as hedging | Foreign exchange contracts
Notional value
Notional amount of hedge	10,367	8,706
Asset derivatives fair value
Total derivatives fair value	206	19
Liability derivatives fair value
Total derivatives fair value	40	441
Not designated as hedging
Asset derivatives fair value
Total derivatives fair value	9,587	12,172
Liability derivatives fair value
Total derivatives fair value	9,266	11,543
Not designated as hedging | Interest rate contracts
Notional value
Notional amount of hedge	193,747	198,865
Asset derivatives fair value
Total derivatives fair value	3,259	4,482
Liability derivatives fair value
Total derivatives fair value	2,835	3,880
Not designated as hedging | Foreign exchange contracts
Notional value
Notional amount of hedge	915,694	813,003
Asset derivatives fair value
Total derivatives fair value	6,279	7,688
Liability derivatives fair value
Total derivatives fair value	6,215	7,622
Not designated as hedging | Equity contracts
Notional value
Notional amount of hedge	9,659	5,142
Asset derivatives fair value
Total derivatives fair value	49	2
Liability derivatives fair value
Total derivatives fair value	211	37
Not designated as hedging | Credit contracts
Notional value
Notional amount of hedge	190	165
Asset derivatives fair value
Total derivatives fair value	0	0
Liability derivatives fair value
Total derivatives fair value	$ 5	$ 4